Accounts Receivables, Net - Summary of Account Receivables, Allowance for Credit Accounts (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Receivables [Abstract]
Balance, beginning of period	$ 13,726	$ 14,884	$ 0
Additions charged	232,866	0	15,115
Existing allowance in acquired entities	49,810
Reversal of existing allowance	(19,759)
Bad debts written off		0	0
Effect of exchange rate changes	(14,199)	(1,158)	(231)
Balance, end of period	$ 262,444	$ 13,726	$ 14,884